26 EMPLOYEE BENEFITS (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2019 BRL (R$) Participants shares	Dec. 31, 2018 BRL (R$) Participants shares
EmployeeBenefitsLineItems [Line Items]
Number of participants	35,547	34,985
Number of common shares held | shares	1,870,652	37,084,031
Total plan assets | R$	R$ 5,500,000	R$ 5,300,000
Percentage of average salary	4.65%	5.80%
Pension plan expense | R$	R$ 40,644	R$ 40,199
Defined Benefit Plan [Member]
EmployeeBenefitsLineItems [Line Items]
Number of participants	10,616	11,063
Mixed Plan [Member]
EmployeeBenefitsLineItems [Line Items]
Number of participants	11,111	11,845
Cbsprev Namisa Plan [Member]
EmployeeBenefitsLineItems [Line Items]
Number of participants	841	1,028
Cbsprev Plan [Member]
EmployeeBenefitsLineItems [Line Items]
Number of participants	12,979	11,049
Plan covering 35% Of The Average Salary [Member]
EmployeeBenefitsLineItems [Line Items]
Percentage of average salary	35.00%
Participant's salary term	12 months
Average Salary Supplementation Plan [Member]
EmployeeBenefitsLineItems [Line Items]
Percentage of average salary	35.00%
Participant's salary term	12 months
Mixed Supplementary Benefit Plan [Member] | 2020 [member]
EmployeeBenefitsLineItems [Line Items]
Contributions forecast to be paid 2020 | R$	R$ 24,000
Contributions amount | R$	R$ 1,965
Active Contributors [Member]
EmployeeBenefitsLineItems [Line Items]
Number of participants	22,091	20,872
Retired Employees [Member]
EmployeeBenefitsLineItems [Line Items]
Number of participants	13,139	13,454
Related Beneficiaries [Member]
EmployeeBenefitsLineItems [Line Items]
Number of participants	317	659